S-K 1602(a)(4) Forepart, Adjusted NTBV	Aug. 06, 2026 $ / shares
No Redemption [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.71
Net Tangible Book Value, Adjusted, per Share	7.67
No Redemption [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.73
Net Tangible Book Value, Adjusted, per Share	7.69
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.14
Net Tangible Book Value, Adjusted, per Share	7.1
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	7.16
Net Tangible Book Value, Adjusted, per Share	7.12
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.21
Net Tangible Book Value, Adjusted, per Share	6.17
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	6.23
Net Tangible Book Value, Adjusted, per Share	6.19
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.39
Net Tangible Book Value, Adjusted, per Share	4.35
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	4.41
Net Tangible Book Value, Adjusted, per Share	4.37
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.73)
Net Tangible Book Value, Adjusted, per Share	(0.77)
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Net Tangible Book Value, Pre-transaction, Per Share	(0.04)
Net Tangible Book Value, Increase from Public Shareholders, Per Share	(0.74)
Net Tangible Book Value, Adjusted, per Share	$ (0.78)